Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 27, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Useful Lives Of Depreciable Assets	The provision for depreciation has been computed principally by the straight-line method based on the estimated useful lives of the depreciable assets as follows:

Category	Useful Life
Buildings	30 years
Leased assets and leasehold improvements	Amortized over the lesser of the economic life of the asset or the term of the lease
Machinery and equipment	3 – 10 years

The classes of property, plant and equipment as of December 31 are summarized as follows ($ in millions):

	2018	2017
Land and improvements	$24.7	$25.3
Buildings	152.4	149.8
Machinery and equipment	459.7	410.2
Gross property, plant and equipment	636.8	585.3
Less: accumulated depreciation	(375.2)	(354.1)
Property, plant and equipment, net	$261.6	$231.2

Components Of Accumulated Other Comprehensive Income (Loss)	The changes in accumulated other comprehensive income (loss) by component are summarized below ($ in millions). Foreign currency translation adjustments generally relate to indefinite investments in non-U.S. subsidiaries and the impact from the Company’s hedge of its net investment in foreign operations, including the Company’s cross-currency swap derivatives, net of any income tax impact.

	Foreign Currency Translation Adjustments	Cash Flow Hedge Adjustments	Pension Adjustments		Total
For the Nine-Month Period Ended September 27, 2019:
Balance, December 31, 2018	$(74.3)	$—	$(3.9)		$(78.2)
Other comprehensive income (loss) before reclassifications:
Decrease	(60.1)	(0.7)	—		(60.8)
Income tax impact	(1.4)	0.1	—		(1.3)
Other comprehensive income (loss) before reclassifications, net of income taxes	(61.5)	(0.6)	—		(62.1)
Amounts reclassified from accumulated other comprehensive income (loss):
Decrease	—	—	(0.9)	(a)	(0.9)
Income tax impact	—	—	0.3		0.3
Amounts reclassified from accumulated other comprehensive income (loss), net of income taxes:	—	—	(0.6)		(0.6)
Net current period other comprehensive income (loss):	(61.5)	(0.6)	(0.6)		(62.7)
Balance, September 27, 2019	$(135.8)	$(0.6)	$(4.5)		$(140.9)
For the Nine-Month Period Ended September 28, 2018:
Balance, December 31, 2017	$10.9	$—	$(10.3)		$0.6
Adoption of accounting standards	—	—	(0.2)		(0.2)
Balance, January 1, 2018	10.9	—	(10.5)		0.4
Other comprehensive income (loss) before reclassifications:
Decrease	(72.0)	—	—		(72.0)
Income tax impact	—	—	—		—
Other comprehensive income (loss) before reclassifications, net of income taxes	(72.0)	—	—		(72.0)
Amounts reclassified from accumulated other comprehensive income (loss):
Decrease	—	—	(0.5)	(a)	(0.5)
Income tax impact	—	—	0.1		0.1
Amounts reclassified from accumulated other comprehensive income (loss), net of income taxes:	—	—	(0.4)		(0.4)
Net current period other comprehensive income (loss):	(72.0)	—	(0.4)		(72.4)
Balance, September 28, 2018	$(61.1)	$—	$(10.9)		$(72.0)
______________
(a)
This accumulated other comprehensive income (loss) component is included in the computation of net periodic pension cost. Refer to Note 8 for additional details.
The changes in accumulated other comprehensive income (loss) by component are summarized below ($ in millions).

	Foreign Currency Translation Adjustments	Pension Adjustments		Total
Balance, January 1, 2016	$(203.8)	$(4.8)		$(208.6)
Other comprehensive income (loss) before reclassifications:
Decrease	(36.9)	(3.9)		(40.8)
Income tax impact	—	0.8		0.8
Other comprehensive income (loss) before reclassifications, net of income taxes	(36.9)	(3.1)		(40.0)
Amounts reclassified from accumulated other comprehensive income (loss):
Increase	—	1.2	(a)	1.2
Income tax impact	—	(0.3)		(0.3)
Amounts reclassified from accumulated other comprehensive income (loss), net of income taxes	—	0.9		0.9
Net current period other comprehensive income (loss), net of income taxes	(36.9)	(2.2)		(39.1)
Balance, December 31, 2016	(240.7)	(7.0)		(247.7)
Other comprehensive income (loss) before reclassifications:
Increase (decrease)	251.6	(6.1)		245.5
Income tax impact	—	1.6		1.6
Other comprehensive income (loss) before reclassifications, net of income taxes	251.6	(4.5)		247.1
Amounts reclassified from accumulated other comprehensive income (loss):
Increase	—	1.6	(a)	1.6
Income tax impact	—	(0.4)		(0.4)
Amounts reclassified from accumulated other comprehensive income (loss), net of income taxes	—	1.2		1.2
Net current period other comprehensive income (loss), net of income taxes	251.6	(3.3)		248.3
Balance, December 31, 2017	10.9	(10.3)		0.6
Adoption of accounting standards	—	(0.2)		(0.2)
Balance, January 1, 2018	10.9	(10.5)		0.4
Other comprehensive income (loss) before reclassifications:
(Decrease) increase	(85.2)	10.2		(75.0)
Income tax impact	—	(3.0)		(3.0)
Other comprehensive income (loss) before reclassifications, net of income taxes	(85.2)	7.2		(78.0)
Amounts reclassified from accumulated other comprehensive income (loss):
Decrease	—	(0.9)	(a)	(0.9)
Income tax impact	—	0.3		0.3
Amounts reclassified from accumulated other comprehensive income (loss), net of income taxes	—	(0.6)		(0.6)
Net current period other comprehensive income (loss), net of income taxes	(85.2)	6.6		(78.6)
Balance, December 31, 2018	$(74.3)	$(3.9)		$(78.2)
______________
(a)
This accumulated other comprehensive income (loss) component is included in the computation of net periodic pension cost (refer to Note 10 for additional details).